Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of prepaid expenses and other current assets, net - CNY (¥) ¥ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Schedule of prepaid expenses and other current assets, net [Abstract]
Advance to suppliers	¥ 39,176	¥ 16,651
Input GST (India)	769	1,076
Receivables from supply chain service providers	5,581	13,348
Expected return assets	2	97
Deferred IPO expenses	8,847	5,377
Other receivables	11,413	4,705
Allowance for doubtful accounts	(674)	(4,006)
Prepaid expenses and other current assets, net	¥ 65,114	¥ 37,248